Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
2024	¥ 4,447	$ 626
2025	3,179	448
2026	3,179	448
Total lease payments	10,805	1,522
Less: imputed interest	(616)	(87)
Total	10,189	1,435
Current portion	(4,090)	(576)	¥ (5,200)
Non-current portion	¥ (6,099)	$ (859)	¥ (7,494)